Goodwill - Summary of Activity and Balances in Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Sep. 29, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Beginning balance	$ 199,399	$ 53,826	$ 368,078
Adjustments to prior year allocation	(969)
Additions from acquisitions	169,648	145,573
Ending balance	$ 368,078	$ 199,399	$ 368,078